Condensed Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash flows from Operating Activities:
Net income (loss)	$ 28,273	$ (2,569,770)	$ (2,619,935)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on warrant liabilities	(3,712,705)	1,646,833	598,718
Change in fair value of warrant liability	(3,712,705)	1,646,833
Offering costs attributable to warrant liabilities		6,835	6,835
Interest earned on marketable securities held in Trust Account	(487,063)	(23,982)	(104,868)
Unrealized loss on marketable securities held in Trust Account	43,154	3,403	33,626
Changes in operating assets and liabilities:
Income tax payable	51,057
Prepaid expenses and other current assets	78,445	(429,229)	(290,228)
Related party payable	304,907		50,320
Accrued expenses	3,324,326	487,565	1,198,968
Net cash used in operating activities	(369,606)	(878,345)	(1,126,564)
Cash flows from Investing Activities:
Withdrawals from (deposits to) Trust Account	274,040	(258,750,000)
Investment of cash in Trust Account			(258,750,000)
Net cash provided by (used in) investing activities	274,040	(258,750,000)	(258,750,000)
Cash flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		253,575,000	253,575,000
Proceeds from sale of Private Placement Warrants		6,925,000	6,925,000
Proceeds from promissory note – related party		149,476	149,476
Repayment of promissory note – related party		(149,476)	(149,476)
Payment of offering costs		(502,651)	(502,651)
Net cash provided by (used in) financing activities		259,997,349	259,997,349
Net Change in Cash	(95,566)	369,004	120,785
Cash – Beginning of period	120,785
Cash – End of period	25,219	369,004	120,785
Non-Cash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of Founder Shares		25,000	25,000
Issuance of Representative Shares		20	20
Change in value of common stock subject to possible redemption		(2,573,227)
Remeasurement in value of common stock subject to redemption	169,869	20,580
Deferred offering costs in accrued expenses			85,000
Initial classification of Common Stock subject to possible redemption		$ 251,490,826	$ 258,570,000